Share Purchase Warrants (Details Narrative)	1 Months Ended			12 Months Ended
	May 30, 2019 $ / shares shares	May 15, 2019 $ / shares shares	Apr. 08, 2019 $ / shares shares	Jan. 31, 2021 $ / shares $ / shares shares
Statement [Line Items]
Date of grant				April 8, 2019, May 30, 2019, July 31, 2020 and August 7, 2020
Market price per share				$ 0.50
Risk free interest rate				0.11%
Volatility rate				101.00%
Dividend rate				0.00%
Expected life				1 year 5 months 30 days
Granted pursuant to acquisition | shares				252,595
Exercise price	$ 2.50	$ 3.00	$ 3.50	$ 1.44
Number of warrants outstanding | shares	1,386,800	4,613,200	695,000
Expiry Date	May 29, 2021	May 14, 2021	Mar. 16, 2022
Minimum [Member] | Equity-classified warrants [Member]
Statement [Line Items]
Market price per share				$ 2.45
Risk free interest rate				0.23%
Volatility rate				133.00%
Dividend rate				0.00%
Expected life				2 years
Exercise price				$ 2.30
Maximum [Member] | Equity-classified warrants [Member]
Statement [Line Items]
Market price per share				$ 2.50
Risk free interest rate				1.59%
Volatility rate				170.00%
Dividend rate				0.00%
Expected life				3 years
Exercise price				$ 3.00